Commitments - Summary of Future Minimum Lease Rentals Under Operating Leases (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of maturity analysis of operating lease payments [Line items]
Future minimum lease rentals under operating leases	¥ 20,936	¥ 23,889
Aircraft Engines and Flight Equipment under Operating Leases [member]
Disclosure of maturity analysis of operating lease payments [Line items]
Future minimum lease rentals under operating leases	20,247	22,159
Aircraft Engines and Flight Equipment under Operating Leases [member] | Less than 1 year [member]
Disclosure of maturity analysis of operating lease payments [Line items]
Future minimum lease rentals under operating leases	3,048	3,814
Aircraft Engines and Flight Equipment under Operating Leases [member] | 1 to 2 years [member]
Disclosure of maturity analysis of operating lease payments [Line items]
Future minimum lease rentals under operating leases	2,559	3,124
Aircraft Engines and Flight Equipment under Operating Leases [member] | In the third to fifth years, inclusive [member]
Disclosure of maturity analysis of operating lease payments [Line items]
Future minimum lease rentals under operating leases	7,112	7,616
Aircraft Engines and Flight Equipment under Operating Leases [member] | Over 5 years [member]
Disclosure of maturity analysis of operating lease payments [Line items]
Future minimum lease rentals under operating leases	7,528	7,605
Land and Buildings [member]
Disclosure of maturity analysis of operating lease payments [Line items]
Future minimum lease rentals under operating leases	689	1,730
Land and Buildings [member] | Less than 1 year [member]
Disclosure of maturity analysis of operating lease payments [Line items]
Future minimum lease rentals under operating leases	332	362
Land and Buildings [member] | 1 to 2 years [member]
Disclosure of maturity analysis of operating lease payments [Line items]
Future minimum lease rentals under operating leases	164	225
Land and Buildings [member] | In the third to fifth years, inclusive [member]
Disclosure of maturity analysis of operating lease payments [Line items]
Future minimum lease rentals under operating leases	156	411
Land and Buildings [member] | Over 5 years [member]
Disclosure of maturity analysis of operating lease payments [Line items]
Future minimum lease rentals under operating leases	¥ 37	¥ 732